EARNING PER SHARE ('EPS') (Details) - COP ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EARNING PER SHARE ('EPS')
Number of dilutive potential common shares	0	0	0
Income from continuing operations before attribution of non-controlling	$ 6,365,581	$ 6,214,971	$ 6,996,365
Less: Non-controlling interests from continuing operations	97,837	98,035	212,875
Net income from controlling interest	6,267,744	6,116,936	6,783,490
Less: Preferred dividends declared	1,541,003	1,541,003	1,352,921
Less: Allocation of undistributed earnings to preferred stockholders	1,374,673	1,303,784	1,805,191
Net income allocated to common shareholders for basic EPS	3,352,068	3,272,149	3,625,378
Net income allocated to common shareholders for diluted EPS	$ 3,352,068	$ 3,272,149	$ 3,625,378
Weighted average number of common shares outstanding used in basic EPS calculation (in millions)	510	510	510
Basic earnings per share to common shareholders	$ 6,576	$ 6,420	$ 7,113
Diluted earnings per share to common shareholders	6,576	6,420	7,113
Basic earnings per share from continuing operations	6,576	6,420	7,113
Diluted earnings per share from continuing operations	$ 6,576	$ 6,420	$ 7,113